DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS
The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2018, the market value of the net option positions was $12.4 million and the futures cash margin position was $6.3 million. As of December 31, 2017, the market value of the net option positions was $88.9 million and futures cash margin position was $0. These positions generated realized gains of $5.8 million and $41.8 million in 2018 and 2017, respectively, and realized losses of $2.0 million in 2016, and generated unrealized losses of $40.0 million in 2018 and unrealized gains of $24.0 million and $20.5 million in 2017 and 2016, respectively.
None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.
The table below summarizes the market value of the Company’s financial instruments with off-balance-sheet risk.

	Assets		Liabilities
	2018	2017	2018	2017
	(in millions)
Equity options	13.3	119.3	0.9	30.4
Total	$13.3	$119.3	$0.9	$30.4

At December 31, 2018 and 2017, the notional amounts were $254.6 million and $1,057.7 million, respectively.